Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities		$ 190,151	$ 148,205
Other liabilities		96,170	95,235
Cash and due from banks	[1]	61,989	72,397	$ 113,846
Loans		852,773	819,965
Deposits		1,231,687	1,208,814
Sponsored entities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial mortgages carrying amount		0	450
Multi-seller conduits [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Financial assets		1,316	1,826
Multi-seller conduits [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Asset-backed commercial paper issued		1,194	1,284
Credit card securitization vehicles [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
The amount of notes and debentures issued by the entity		7,000	6,000
Collateralized commercial paper vehicle [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial paper issued		17,000	14,000
Covered bond guarantor limited partnership [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding		100,000	121,000
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Covered bonds issued		50,000	43,000
Municipal Bond TOB Structures [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Floating rate certificates issued		5,000	7,000
Municipal Bond TOB Structures [member] | Investment Securities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Municipal bonds issued		5,000	6,000
RBC Managed Investment Funds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities		400	524
Other liabilities		331	363
Collateralized loan obligation structures [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Cash and due from banks		493	108
Loans		1,675	1,410
Deposits		$ 1,706	$ 1,314

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2023 (October 31, 2022 – $2 billion; October 31, 2021 – $2 billion).